Income Taxes, Provisions for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Provisions for income taxes [Abstract]
Current expense	$ 15.0	$ 72.4	$ 42.8
Deferred expense (benefit)	24.6	(4.4)	5.4
Income tax provision	$ 39.6	$ 68.0	$ 48.2